Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

20.    SEGMENT REPORTING

The operations of the Company are organized into three segments, consisting of Search Services, Transaction Services, and iQiyi. Search Services are keyword-based marketing services targeted at and triggered by internet user’s search queries, which mainly include P4P services and other online marketing services. Transaction Services include Baidu Nuomi, Baidu Deliveries, Baidu Mobile Game, Baidu Wallet, Baidu Map and others. iQiyi represents the online video business.

The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Company does not allocate any share-based compensation expenses to its segments as the CODM does not use this information to measure the performance of the operating segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016.

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
		(In thousands)
Search Services
Revenues	43,727,459	55,667,478	55,375,031	7,975,663
Operating profit	20,547,793	28,117,837	27,152,807	3,910,818

Transaction Services
Revenues	3,822,456	7,005,941	4,894,486	704,953
Operating loss	(5,973,978)	(13,145,445)	(12,386,035)	(1,783,960)

iQiyi
Revenues	2,873,552	5,295,760	11,283,329	1,625,137
Operating loss	(1,110,299)	(2,383,438)	(2,765,169)	(398,267)

Inter-segment
Revenues	(1,371,149)	(1,587,450)	(1,003,482)	(144,531)
Operating profit (loss)	302,988	469,718	(192,535)	(27,732)

Segment operating profit	13,766,504	13,058,672	11,809,068	1,700,859
Unallocated expenses	(962,740)	(1,387,118)	(1,759,988)	(253,491)

Group consolidated operating profit	12,803,764	11,671,554	10,049,080	1,447,368